SEGMENT INFORMATION - Operating segment results (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Operating segments
Net sales	R$ 7,995,673	R$ 6,665,082	R$ 14,976,466	R$ 12,364,081	R$ 12,364,081
Cost of sales	(4,788,694)	(5,222,119)	(9,608,693)	(9,947,012)
Gross profit	3,206,979	1,442,963	R$ 5,367,773	R$ 2,417,069
Gross margin (%)			35.84%	19.50%
Operating income (expenses)			R$ (1,503,135)	R$ (1,349,196)
Selling	(547,098)	(456,981)	(1,062,034)	(898,284)
General and administrative	(335,715)	(278,031)	(650,551)	(608,796)
Other operating, net	195,671	171,199	212,402	152,315
Income (loss) from associates and joint ventures	(3,663)	3,911	(2,952)	5,569
Operating profit before net financial income ("EBIT")	2,516,174	883,061	R$ 3,864,638	R$ 1,067,873
Operating margin (%)			25.80%	8.60%
Financial result, net			R$ (28,101,286)	R$ (1,857,078)	R$ (1,857,078)
Net Income (loss) before income taxes	(3,141,064)	962,126	(24,236,648)	(789,205)
Income taxes			8,765,069	259,921
Net Income (loss) for the period	(2,052,518)	699,848	R$ (15,471,579)	R$ (529,284)
Profit (loss) margin for the year (%)			(103.31%)	(4.30%)
Resulted of the period attributable for controlling shareholders'	(2,057,101)	700,548	R$ (15,479,631)	R$ (526,255)
Result of the period attributed to non-controlling shareholders	R$ 4,583	R$ (700)	8,052	(3,029)
Depreciation, depletion and amortization			3,357,581	4,695,448
Domestic
Operating segments
Net sales			2,113,991	2,576,000
Foreign
Operating segments
Net sales			12,862,475	9,788,081
Pulp
Operating segments
Net sales			12,862,936	10,055,757
Cost of sales			(8,246,527)	(8,414,712)
Gross profit			R$ 4,616,409	R$ 1,641,045
Gross margin (%)			35.89%	16.30%
Operating income (expenses)			R$ (1,179,960)	R$ (971,698)
Selling			(875,343)	(712,005)
General and administrative			(460,226)	(418,980)
Other operating, net			170,212	159,287
Income (loss) from associates and joint ventures			(14,603)
Operating profit before net financial income ("EBIT")			R$ 3,436,449	R$ 669,347
Operating margin (%)			26.72%	6.70%
Net Income (loss) before income taxes			R$ 3,436,449	R$ 669,347
Net Income (loss) for the period			R$ 3,436,449	R$ 669,347
Profit (loss) margin for the year (%)			26.72%	6.70%
Resulted of the period attributable for controlling shareholders'			R$ 3,436,449	R$ 669,347
Depreciation, depletion and amortization			3,126,528	4,455,493
Pulp | Domestic
Operating segments
Net sales			741,568	984,098
Pulp | Foreign
Operating segments
Net sales			12,121,368	9,071,659
Paper
Operating segments
Net sales			2,113,530	2,308,324
Cost of sales			(1,362,166)	(1,532,300)
Gross profit			R$ 751,364	R$ 776,024
Gross margin (%)			35.55%	33.60%
Operating income (expenses)			R$ (323,175)	R$ (377,498)
Selling			(186,691)	(186,279)
General and administrative			(190,325)	(189,816)
Other operating, net			42,190	(6,972)
Income (loss) from associates and joint ventures			11,651	5,569
Operating profit before net financial income ("EBIT")			R$ 428,189	R$ 398,526
Operating margin (%)			20.26%	17.30%
Net Income (loss) before income taxes			R$ 428,189	R$ 398,526
Net Income (loss) for the period			R$ 428,189	R$ 398,526
Profit (loss) margin for the year (%)			20.26%	17.30%
Resulted of the period attributable for controlling shareholders'			R$ 428,189	R$ 398,526
Depreciation, depletion and amortization			231,053	239,955
Paper | Domestic
Operating segments
Net sales			1,372,423	1,591,902
Paper | Foreign
Operating segments
Net sales			741,107	716,422
Not segmented
Operating segments
Financial result, net			(28,101,286)	(1,857,078)
Net Income (loss) before income taxes			(28,101,286)	(1,857,078)
Income taxes			8,765,069	259,921
Net Income (loss) for the period			(19,336,217)	(1,597,157)
Resulted of the period attributable for controlling shareholders'			(19,344,269)	(1,594,128)
Result of the period attributed to non-controlling shareholders			R$ 8,052	R$ (3,029)